6. Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other revenue information
Revenues	€ 28,360	€ 21,391	€ 23,735
Point in time
Other revenue information
Revenues	9,180	5,783	21,863
Over time
Other revenue information
Revenues	19,180	15,608	1,872
Collaboration
Other revenue information
Revenues	27,755	19,685	22,018
Service
Other revenue information
Revenues	€ 605	€ 1,706	€ 1,717